Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
U.S. federal statutory rate	34.00%	34.00%
State income tax rate, net of federal benefit	1.45%	1.81%
Inducement expenses		(2.33%)
Other permanent differences	(10.60%)	(3.63%)
Less: valuation allowance	(26.41%)	(29.88%)
Provision for income taxes	(1.56%)	(0.03%)